Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies
Estimated Useful Lives

Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Media display equipment	5 years
Computers and office equipment	5 years
Vehicles	5 years
Leasehold improvements	lesser of the term of the lease or the estimated useful lives of the assets

Share-based Compensation Recognized in Consolidated Statements of income

The following table summarizes the share-based compensation recognized in the consolidated statements of income:

	For the years ended December 31,
	2010	2011	2012
Cost of sales	$976,822	$879,413	$1,821,009
General and administrative	40,272,194	57,119,416	56,560,824
Selling and marketing	4,342,602	3,803,083	5,255,540

Total	$45,591,618	$61,801,912	$63,637,373

Effects of Changes in Focus Media's Ownership Interest in Subsidiaries on Equity Attributable to Focus Media

The following schedule shows the effects of changes in Focus Media’s ownership interest in its subsidiaries on equity attributable to Focus Media:

	For the years ended December 31,
	2010	2011	2012
Net income attributable to Focus Media	$184,273,477	$162,677,038	$238,077,856

Transfers (to) from the non-controlling interest:
Increase in Focus Media’s additional paid-in capital due to partial disposal of subsidiaries	3,817,579	33,783	—
Decrease in Focus Media’s additional paid-in capital due to incremental acquisition of shares in a subsidiary	—	—	(374,974)

Net transfers (to) from non-controlling interest	3,817,579	33,783	(374,974)

Change from net income attributable to Focus Media and transfers (to) from noncontrolling interest	$188,091,056	$162,710,821	$237,702,882